U.S. Bancorp (Parent Company)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
U.S. Bancorp (Parent Company)
NOTE 24 U.S. BANCORP (PARENT COMPANY)

CONDENSED BALANCE SHEET

At December 31 (Dollars in Millions)	2014	2013
Assets
Due from banks, principally interest-bearing	$10,775	$8,371
Available-for-sale securities	464	463
Investments in bank subsidiaries	39,599	37,558
Investments in nonbank subsidiaries	1,906	1,546
Advances to bank subsidiaries	2,650	2,250
Advances to nonbank subsidiaries	550	1,534
Other assets	1,762	1,628

Total assets	$57,706	$53,350

Liabilities and Shareholders’ Equity
Short-term funds borrowed	$177	$138
Long-term debt	13,189	11,416
Other liabilities	861	683
Shareholders’ equity	43,479	41,113

Total liabilities and shareholders’ equity	$57,706	$53,350

CONDENSED STATEMENT OF INCOME

Year Ended December 31 (Dollars in Millions)	2014	2013	2012
Income
Dividends from bank subsidiaries	$3,850	$6,100	$250
Dividends from nonbank subsidiaries	38	9	4
Interest from subsidiaries	123	118	96
Other income	64	66	149

Total income	4,075	6,293	499
Expense
Interest expense	335	325	393
Other expense	90	81	122

Total expense	425	406	515

Income (loss) before income taxes and equity in undistributed income of subsidiaries	3,650	5,887	(16)
Applicable income taxes	(94)	(88)	(85)

Income of parent company	3,744	5,975	69
Equity in undistributed income (losses) of subsidiaries	2,107	(139)	5,578

Net income attributable to U.S. Bancorp	$5,851	$5,836	$5,647

CONDENSED STATEMENT OF CASH FLOWS

Year Ended December 31 (Dollars in Millions)	2014	2013	2012
Operating Activities
Net income attributable to U.S. Bancorp	$5,851	$5,836	$5,647
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed (income) losses of subsidiaries	(2,107)	139	(5,578)
Other, net	48	(40)	(35)

Net cash provided by operating activities	3,792	5,935	34
Investing Activities
Proceeds from sales and maturities of investment securities	46	75	979
Purchases of investment securities	(39)	(118)	(35)
Equity distributions from subsidiaries	–	12	845
Net decrease in short-term advances to subsidiaries	984	4,543	207
Long-term advances to subsidiaries	(1,800)	(750)	(500)
Principal collected on long-term advances to subsidiaries	1,400	–	–
Other, net	(52)	(9)	(22)

Net cash provided by investing activities	539	3,753	1,474
Financing Activities
Net increase in short-term borrowings	39	4	105
Proceeds from issuance of long-term debt	3,250	1,500	3,550
Principal payments or redemption of long-term debt	(1,500)	(2,850)	(5,412)
Proceeds from issuance of preferred stock	–	487	2,163
Proceeds from issuance of common stock	453	524	395
Redemption of preferred stock	–	(500)	–
Repurchase of common stock	(2,200)	(2,282)	(1,856)
Cash dividends paid on preferred stock	(243)	(254)	(204)
Cash dividends paid on common stock	(1,726)	(1,576)	(1,347)

Net cash used in financing activities	(1,927)	(4,947)	(2,606)

Change in cash and due from banks	2,404	4,741	(1,098)
Cash and due from banks at beginning of year	8,371	3,630	4,728

Cash and due from banks at end of year	$10,775	$8,371	$3,630

Transfer of funds (dividends, loans or advances) from bank subsidiaries to the Company is restricted. Federal law requires loans to the Company or its affiliates to be secured and generally limits loans to the Company or an individual affiliate to 10 percent of each bank’s unimpaired capital and surplus. In the aggregate, loans to the Company and all affiliates cannot exceed 20 percent of each bank’s unimpaired capital and surplus.

Dividend payments to the Company by its subsidiary bank are subject to regulatory review and statutory limitations and, in some instances, regulatory approval. In general, dividends by the Company’s bank subsidiary to the parent company are limited by rules which compare dividends to net income for regulatorily-defined periods. Furthermore, dividends are restricted by minimum capital constraints for all national banks.